Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Mar. 07, 2014	Jun. 30, 2013
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Trading Symbol	CIZN
Entity Registrant Name	CITIZENS HOLDING CO /MS/
Entity Central Index Key	0001075706
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		4,870,114
Entity Public Float			$ 89,398,943